THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 6.6%
11,500	BAE Systems plc - ADR	$ 841,110
9,434	Embraer S.A. - ADR(a)	449,530
2,646	General Dynamics Corporation	668,380
16,000	Kratos Defense & Security Solutions, Inc.(a)	422,240
9,745	Mercury Systems, Inc.(a)	432,775
60,000	Rolls-Royce Holdings plc - ADR(a)	573,600
8,500	Safran S.A. - ADR	562,615
		3,950,250
	APPAREL & TEXTILE PRODUCTS - 3.5%
19,199	Burberry Group plc - ADR	261,490
16,568	Capri Holdings Ltd.(a)	364,165
4,376	LVMH Moet Hennessy Louis Vuitton SE - ADR	628,744
11,091	On Holding A.G.(a)	537,691
5,359	Skechers USA, Inc., Class A(a)	326,845
		2,118,935
	ASSET MANAGEMENT - 5.1%
10,721	AllianceBernstein Holding, L.P.	403,753
580	Blackrock, Inc.	567,112
7,938	Charles Schwab Corporation (The)	631,309
1,954	LPL Financial Holdings, Inc.	726,380
20,354	UBS Group A.G.	697,939
		3,026,493
	AUTOMOTIVE - 3.0%
4,386	Autoliv, Inc.	426,977
6,417	BYD Company Ltd. - ADR	614,845
2,650	Tesla, Inc.(a)	776,397
		1,818,219
	BANKING - 2.7%
8,770	Citigroup, Inc.	701,162
3,562	JPMorgan Chase & Company	942,683
		1,643,845
	BANKS - 1.1%
15,062	Bank of America Corporation	694,358

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	BIOTECH & PHARMA - 9.9%
1,034	Eli Lilly & Company	$ 951,931
5,000	Gilead Sciences, Inc.	571,550
12,885	Halozyme Therapeutics, Inc.(a)	762,148
5,292	Johnson & Johnson	873,286
6,208	Merck & Company, Inc.	572,688
916	Regeneron Pharmaceuticals, Inc.	640,046
2,029	Vertex Pharmaceuticals, Inc.(a)	973,494
3,562	Zoetis, Inc.	595,709
		5,940,852
	CHEMICALS - 2.0%
7,124	DuPont de Nemours, Inc.	582,529
5,292	RPM International, Inc.	655,626
		1,238,155
	CONSUMER FINANCE - 1.2%
3,562	Capital One Financial Corporation	714,359

	DATA CENTER REIT - 1.0%
692	Equinix, Inc.	625,997

	E-COMMERCE DISCRETIONARY - 2.3%
5,292	Amazon.com, Inc.(a)	1,123,386
5,847	Global-e Online Ltd.(a)	249,199
		1,372,585
	ELECTRIC UTILITIES - 1.2%
13,230	Dominion Energy, Inc.	749,083

	ELECTRICAL EQUIPMENT - 1.0%
12,416	Schneider Electric S.E. - ADR	599,072

	HEALTH CARE FACILITIES & SERVICES - 1.3%
2,646	Cigna Group (The)	817,217

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HOME CONSTRUCTION - 0.9%
4,376	DR Horton, Inc.	$ 554,921

	HOUSEHOLD PRODUCTS - 2.6%
4,834	Procter & Gamble Company (The)	840,343
12,416	Unilever plc - ADR	702,746
		1,543,089
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
1,038	Goldman Sachs Group, Inc. (The)	645,937
8,772	Lazard, Inc.	439,916
		1,085,853
	INSURANCE - 1.1%
7,938	MetLife, Inc.	684,097

	INTERNET MEDIA & SERVICES - 7.9%
8,451	Alphabet, Inc., Class A (b)	1,439,036
3,163	DoorDash, Inc., Class A(a)	627,666
2,158	Meta Platforms, Inc., Class A	1,441,975
916	Netflix, Inc.(a)	898,193
4,874	Uber Technologies, Inc.(a)	370,473
		4,777,343
	LEISURE FACILITIES & SERVICES - 1.9%
7,796	Cheesecake Factory, Inc. (The)	421,218
12,988	DraftKings, Inc., Class A(a)	569,654
28,849	Wynn Macau Ltd. - ADR	200,327
		1,191,199
	LEISURE PRODUCTS - 0.9%
15,876	YETI Holdings, Inc.(a)	565,821

	MACHINERY - 2.8%
2,218	Caterpillar, Inc.	762,882
1,374	Deere & Company	660,605
11,694	Smiths Group plc - ADR	301,705
		1,725,192

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,374	Thermo Fisher Scientific, Inc.	$ 726,791

	OIL & GAS PRODUCERS - 4.4%
22,084	BP PLC - ADR	731,422
4,376	Chevron Corporation	694,121
13,200	Enbridge, Inc.	564,046
6,208	Exxon Mobil Corporation	691,137
		2,680,726
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
19,092	TechnipFMC plc	562,068

	RETAIL - CONSUMER STAPLES - 1.2%
7,438	Walmart, Inc.	733,461

	RETAIL - DISCRETIONARY - 3.1%
6,208	Floor & Decor Holdings, Inc., Class A(a)	599,879
1,690	Home Depot, Inc. (The)	670,253
1,496	Lululemon Athletica, Inc.(a)	546,953
		1,817,085
	SEMICONDUCTORS - 5.0%
945	ASML Holding N.V. - ADR	670,081
7,354	Micron Technology, Inc.	688,555
8,944	NVIDIA Corporation	1,117,285
3,104	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	560,365
		3,036,286
	SOFTWARE - 5.9%
1,330	Crowdstrike Holdings, Inc., CLASS A(a)	518,248
9,316	Gitlab, Inc., Class A(a)	560,916
2,646	Microsoft Corporation	1,050,435
2,412	Salesforce, Inc.	718,414
2,646	SAP S.E. - ADR	727,650
		3,575,663

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SPECIALTY FINANCE - 1.3%
2,646	American Express Company	$ 796,340

	TECHNOLOGY HARDWARE - 8.3%
6,208	Apple, Inc.	1,501,342
6,956	Ciena Corporation(a)	553,489
15,062	Cisco Systems, Inc.	965,625
6,208	Dell Technologies, Inc., Class C	637,934
36,792	Nintendo Company Ltd. - ADR	683,595
27,938	Sony Group Corporation - ADR	699,568
		5,041,553
	TECHNOLOGY SERVICES - 3.5%
9,854	Block, Inc.(a)	643,466
3,376	Globant SA(a)	508,189
2,646	Visa, Inc., Class A	959,731
		2,111,386
	TELECOMMUNICATIONS - 1.6%
13,643	Millicom International Cellular S.A.	358,538
2,316	T-Mobile US, Inc.	624,602
		983,140

	TOTAL COMMON STOCKS (Cost $60,685,811)	59,501,434

	TOTAL INVESTMENTS - 98.2% (Cost $60,685,811)	$ 59,501,434
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	1,092,605
	NET ASSETS - 100.0%	$ 60,594,039

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 72.1%
	AEROSPACE & DEFENSE - 6.0%
10,630	Embraer S.A. - ADR(a),(b)	$ 506,520
20,022	Kratos Defense & Security Solutions, Inc.(a),(b)	528,381
45,000	Rolls-Royce Holdings plc - ADR(a)	430,200
11,000	Safran S.A. - ADR	728,090
		2,193,191
	APPAREL & TEXTILE PRODUCTS - 1.0%
7,222	On Holding A.G.(a)	350,123

	ASSET MANAGEMENT - 2.5%
2,460	LPL Financial Holdings, Inc. (b)	914,480

	BIOTECH & PHARMA - 8.9%
1,514	Eli Lilly & Company (b)	1,393,834
14,335	Halozyme Therapeutics, Inc.(a),(b)	847,915
2,077	Vertex Pharmaceuticals, Inc.(a),(b)	996,524
		3,238,273
	DATA CENTER REIT - 2.0%
811	Equinix, Inc. (b)	733,647

	INTERNET MEDIA & SERVICES - 17.9%
7,650	Airbnb, Inc., Class A(a),(b)	1,062,356
10,993	Alphabet, Inc., Class A (b)	1,871,888
3,785	DoorDash, Inc., Class A(a),(b)	751,095
1,453	Netflix, Inc.(a),(b)	1,424,754
18,527	Uber Technologies, Inc.(a),(b)	1,408,237
		6,518,330
	LEISURE FACILITIES & SERVICES - 1.8%
15,000	DraftKings, Inc., Class A(a),(b)	657,900

	LEISURE PRODUCTS - 2.1%
22,297	YETI Holdings, Inc.(a),(b)	794,665

	MEDICAL EQUIPMENT & DEVICES - 2.7%
14,025	Edwards Lifesciences Corporation(a),(b)	1,004,471

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 72.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
23,390	TechnipFMC plc (b)	$ 688,602

	RETAIL - DISCRETIONARY - 1.1%
4,307	Floor & Decor Holdings, Inc., Class A(a)	416,185

	SEMICONDUCTORS - 9.0%
8,095	Micron Technology, Inc. (b)	757,935
20,335	NVIDIA Corporation (b)	2,540,247
		3,298,182
	SOFTWARE - 7.6%
2,344	Datadog, Inc., Class A(a)	273,193
10,169	Gitlab, Inc., Class A(a),(b)	612,275
3,929	Palo Alto Networks, Inc.(a),(b)	748,200
3,797	Salesforce, Inc. (b)	1,130,937
		2,764,605
	TECHNOLOGY HARDWARE - 4.9%
15,000	Corning, Inc. (b)	752,250
10,122	Dell Technologies, Inc., Class C (b)	1,040,137
		1,792,387
	TECHNOLOGY SERVICES - 2.7%
9,608	Block, Inc.(a),(b)	627,402
2,520	Globant SA(a),(b)	379,336
		1,006,738

	TOTAL COMMON STOCKS (Cost $24,114,790)	26,371,779

	TOTAL INVESTMENTS - 72.1% (Cost $24,114,790)	$ 26,371,779
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.9%	10,113,910
	NET ASSETS - 100.0%	$ 36,485,689

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
February 28, 2025

Shares		Fair Value
COMMON STOCKS — (35.7)%
AUTOMOTIVE - (1.5)%
(6,000)	Lear Corporation	$ (563,940)

COMMERCIAL SUPPORT SERVICES - (3.8)%
(13,600)	H&R Block, Inc.	(741,336)
(12,650)	Rollins, Inc.	(662,734)
(1,404,070)
ELECTRICAL EQUIPMENT - (5.9)%
(11,500)	Amphenol Corporation, Class A	(765,900)
(4,000)	Littelfuse, Inc.	(928,440)
(5,000)	Veritiv Holdings Company	(475,850)
(2,170,190)
ENGINEERING & CONSTRUCTION - (2.5)%
(3,500)	Quanta Services, Inc.	(908,705)

ENTERTAINMENT CONTENT - (2.3)%
(13,000)	ROBLOX Corporation, Class A	(827,320)

HEALTH CARE FACILITIES & SERVICES - (3.0)%
(1,000)	Medpace Holdings, Inc.	(327,320)
(1,600)	UnitedHealth Group, Inc.	(759,936)
(1,087,256)
INDUSTRIAL SUPPORT SERVICES - (4.5)%
(9,000)	Fastenal Company	(681,570)
(1,500)	United Rentals, Inc.	(963,480)
(1,645,050)
INTERNET MEDIA & SERVICES - (1.2)%
(5,400)	Roku, Inc.	(450,954)

MEDICAL EQUIPMENT & DEVICES - (2.9)%
(1,030)	Intuitive Surgical, Inc.	(590,345)
(2,100)	ResMed, Inc.	(490,392)
(1,080,737)
RETAIL - DISCRETIONARY - (2.1)%
(2,400)	RH	(772,968)

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
COMMON STOCKS — (35.7)% (Continued)
SEMICONDUCTORS - (1.1)%
(8,500)	ON Semiconductor Corporation	$ (399,925)

TECHNOLOGY SERVICES - (4.9)%
(8,000)	Affirm Holdings, Inc., CLASS A	(513,200)
(6,000)	Booz Allen Hamilton Holding Corporation	(636,360)
(3,000)	Coinbase Global, Inc., Class A	(646,860)
(1,796,420)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $13,558,335)	$ (13,107,535)

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral.